AMOUNTS DUE TO FROM RELATED PARTIES (INCLUDING CHAIRMAN AND CHIEF EXECUTIVE OFFICER) (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Amount due to director	$ 325,125	$ 324,974	$ 385,550
Borneo Eco Food Sdn Bhd (#1) [Member]
Amount due to director	1,162	1,159	1,039
Vetrolysis Limited (#8) [Member]
Amount due to director	0	100	100
J. Ambrose & Partners [Member]
Amount due to director	75,985	75,904	48,588
SB Supplies & Logistics Sdn Bhd [Member]
Amount due to director	4,626	4,612	5,936
SB Resorts Sdn Bhd [Member]
Amount due to director	6,642	6,622	2,120
Borneo Oil Corporation Sdn [Member]
Amount due to director	72,866	324,974	70,677
Taipan International Limited [Member]
Amount due to director	119,153	119,153	119,153
Borneo Energy Sdn Bhd [Member]
Amount due to director	16,374	16,356	14,599
Victoria Capital Sdn Bhd [Member]
Amount due to director	5,931	5,913	93,270
Mr. Jack Wong [Member]
Amount due to director	107,830	209,640	4,188
Borneo Oil Berhad [Member]
Amount due to director	3,007	3,007	3,007
UnitiMart Sdn Bhd [Member]
Amount due to director		0	7,782
Makin Teguh Sdn Bhd [Member]
Amount due to director	$ 19,379	$ 19,379	$ 19,379